Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		2/1/2017
	Collection Period Ending Date		2/28/2017
	Collection Period		21
	Payment Date		3/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.709367	$196,707,588.42	$14,174,186.57	$182,533,401.85
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$297,207,588.42	$14,174,186.57	$283,033,401.85
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$300,957,588.42	$14,174,186.57	$286,783,401.85
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$196,707,588.42	$203,264.51
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$297,207,588.42	$353,577.84
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,162,000.86
(21)	Principal Collections		$9,726,215.81
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,198,088.83
(24)	Liquidation Proceeds		$55,806.11
(25)	Recoveries		$110,484.85
(26)	Investment Earnings		$—
(27)	Total Collections		$15,252,596.46
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$15,252,596.46
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$250,797.99	$250,797.99	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$203,264.51	$203,264.51	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$2,924,186.57	$2,924,186.57	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$474,034.06	$474,034.06	$—
			$15,252,596.46	$15,252,596.46
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$2,924,186.57
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$14,174,186.57
	4. POOL INFORMATION
(53)	Pool Balance		$286,783,402
(54)	Number of Receivables Outstanding		30,354
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		35.36
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$194,045.97	35	$5,544.17
(72)	Recoveries for Collection Period		$110,484.85	81	$1,364.01
(73)	Net Losses/(Recoveries) for Collection Period		83,561.12
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,285,319.57
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.43804%

		2/28/2017	1/31/2017	12/31/2016	11/30/2016
(77)	Pool Balance at end of collection period	$286,783,402	$300,957,588	$317,426,230	$332,993,877
(78)	Number of receivables outstanding	30,354	31,187	32,090	32,911
(79)	Average month end Pool Balance	$293,870,495	$309,191,909	$325,210,054	$341,501,080
(80)	Realized Losses for Collection Period	$194,046	$225,971	$207,546	$269,177
(81)	Recoveries for Collection Period	$110,485	$59,371	$48,011	$83,007
(82)	Net Losses/(Recoveries) for Collection Period	$83,561	$166,599	$159,534	$186,169
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.792%	0.877%	0.766%	0.946%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.341%	0.647%	0.589%	0.654%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.563%

		2/28/2017	1/31/2017	12/31/2016	11/30/2016
(86)	Receivables 31-59 Days Delinquent	$2,555,104.87	$3,461,775.95	$3,507,494.21	$3,386,926.77
(87)	$ As % of Ending Pool Balance	0.891%	1.150%	1.105%	1.017%
(88)	# of Receivables	243	296	325	311
(89)	# As % of Ending Pool # of Receivables	0.801%	0.949%	1.013%	0.945%
(90)	Receivables 60-89 Days Delinquent	$789,770.15	$786,720.51	$625,158.67	$941,121.16
(91)	$ As % of Ending Pool Balance	0.275%	0.261%	0.197%	0.283%
(92)	# of Receivables	72	88	68	76
(93)	# As % of Ending Pool # of Receivables	0.237%	0.282%	0.212%	0.231%
(94)	Receivables 90 - 119 Days Delinquent	$405,611.90	$293,537.90	$328,464.53	$333,136.15
(95)	$ As % of Ending Pool Balance	0.141%	0.098%	0.103%	0.1%
(96)	# of Receivables	47	34	29	37
(97)	# As % of Ending Pool # of Receivables	0.155%	0.109%	0.090%	0.112%
(98)	Receivables 120+ Days Delinquent	$89,530.69	$67,639.20	$51,895.68	$44,740.70
(99)	$ As % of Ending Pool Balance	0.031%	0.022%	0.016%	0.013%
(100)	# of Receivables	10	6	3	5
(101)	# As % of Ending Pool # of Receivables	0.033%	0.019%	0.009%	0.015%
(102)	Total Delinquencies	$3,840,017.61	$4,609,673.56	$4,513,013.09	$4,705,924.78
(103)	$ As % of Ending Pool Balance	1.339%	1.532%	1.422%	1.413%
(104)	# of Receivables	372	424	425	429
(105)	# As % of Ending Pool # of Receivables	1.226%	1.360%	1.324%	1.304%
(106)	Total Repossession	$321,494.76	$282,792.82	$341,487.01	$278,484.15
(107)	# of Receivables	28	30	27	24

Name: Kim Taylor
Title: Senior Vice President
March 10, 2017